Schedule of other non-current financial liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Borrowings And Other Financial Liabilities
Deferred consideration on the acquisition of VIS Networks Private Limited, payable after more than twelve months	$ 4,000,602
Security deposits on leases	48,845
Other non-current financial liabilities	$ 4,049,447